Taxes on Income (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deferred Tax Assets And Liabilities Abstract
Net operating loss carry forward	$ 37,875	$ 32,312
Temporary differences mainly relating to Research and Development	3,285	3,581
Deferred tax asset before valuation allowance	41,160	35,893
Valuation allowance	(41,160)	(35,893)
Deferred tax asset, net